ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year (restated)	$ 2,297.5	$ 2,012.3
OCI	(55.3)	43.9
Balances, end of year	2,410.0	2,297.5
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year (restated)	266.6	197.4
OCI	(57.7)	69.2
Balances, end of year	208.9	266.6
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year (restated)	(6.9)	(6.8)
OCI	(3.6)	(0.1)
Balances, end of year	(10.5)	(6.9)
Net changes in available-for-sale financial instruments
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year (restated)	0.6	0.5
OCI	0.0	0.1
Balances, end of year	0.6	0.6
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year (restated)	260.3	191.1
OCI	(61.3)	69.2
Balances, end of year	$ 199.0	$ 260.3